Redemption Payable To Managing Owner	12 Months Ended
Dec. 31, 2012
Redemption Payable To Managing Owner [Abstract]
Redemption Payable To Managing Owner
8.	REDEMPTION PAYABLE TO MANAGING OWNER

At December 31, 2011, a redemption payable of $1,259 was related to profit share allocated to the Managing Owner at year-end and redeemed. There was no redemption payable to the Managing Owner at December 31, 2012.